Bank Balances and Cash	12 Months Ended
Dec. 31, 2020
Disclosure of cash and bank balances at central banks [text block] [Abstract]
BANK BALANCES AND CASH
12	BANK BALANCES AND CASH

	2020	2019
	USD	USD

Bank balances and cash	47,889,935	19,830,771
Less: restricted bank balance (non-current)	(8,500,000)	-
Less: restricted bank balance (current)	(18,399,965)	-

Cash and cash equivalents	20,989,970	19,830,771

The cash and bank balances disclosed above and in the consolidated statement of cash flows include USD 41,899,965 which are held in restricted bank accounts under the Bond terms (note 1). These include USD 8,500,000 held in the Liquidity account, USD 24,999,963 is held in the Construction Funding account, and USD 8,400,000 held in the Debt Service Retention account. The amount in the Construction Funding account can be withdrawn up to a limit of USD 5,000,000 per month. Accordingly, USD 15,000,000 out of the balance in the Construction Funding account is considered as cash and cash equivalent.

A first priority pledge over the balances in the Earnings account, Liquidity account, Construction Funding account and Debt Service Retention account is held as security under the Bond terms (note 16).